Commitments and Contingencies (Details)	Dec. 15, 2022
Commitments and Contingencies (Details) [Line Items]
Percentage of share capital	16.50%
SICPA INX [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of share capital	33.00%